Provision for Income Tax (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Components Of Income Tax Expense Benefit [Line Items]
Federal	$ 2,335,959	$ 1,917,068	$ 1,677,406
State	284,044	270,114	211,796
Current Income Tax Expense (Benefit), Total	2,620,003	2,187,182	1,889,202
Deferred tax benefit	(850,100)	(536,374)	(572,140)
Income tax expense	$ 1,769,903	$ 1,650,808	$ 1,317,062